Share Capital and Share Premium Account - Additional Information (Detail)	Dec. 31, 2019 shares
Employee share ownership plan [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Share capital issued	36,365,045
Treasury shares [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Share capital issued	393,505,950
Free issue [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Share capital issued	4,953,231,236